Pursuant to the Fund’s procedures adopted under Rule 10f-3, the Fund’s Board of Directors/Trustees receives a quarterly report in the form of a checklist as to the satisfaction of the applicable conditions of paragraph (c)(1) through (c)(8) of Rule 10f-3.

Fund	Small Cap Value Fund
Issuer	Hayward Holdings Inc
Ticker/Sedol	HAYW / 421298100
Principal Amount (US$)	$326,250,000
Principal Amount (Foreign$)	N/A
Amount Purchased (US$)	$28,153,461
Amount Purchased (Foreign$)	N/A
Trade Date	05/02/2022
Price (US$)	$14.50
Price-Foreign	N/A
Underwriter	Goldman Sachs
Other Syndicate Members:	BofA Securities
Nomura Securities International
Baird Capital Partners
Guggenheim Securities LLC
William Blair & Co LLC
Credit Suisse
Jefferies & Co
Morgan Stanley
Wolfe Research LLC
BMO Capital Markets Corp
KeyBanc Capital Markets
Amerivet Securities Inc
Underwriting Spread	4.25%
Currency	USD